Nature of Operations and Continuance of Business	12 Months Ended
Dec. 31, 2012
Nature of Operations and Continuance of Business [Abstract]
Nature of Operations and Continuance of Business

1.

Nature of Operations and Continuance of Business

The Company was incorporated under the laws of British Columbia, Canada, on October 23, 2002 as Penn Biotech Inc. On January 13, 2005, the Company changed its name to United Traffic System Inc. On November 30, 2007 the Company changed its name to Corpus Resources Corporation. On June 23, 2009, the Company changed its name to NeoMedyx Medical Corp. On February 24, 2010, the Company changed its name to Blue Marble Media Corp. On December 8, 2011, the Company changed its name to Kbridge Energy Corp. The Company is a development stage company, as defined by Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) 915, “Development Stage Entities”. The Company current business is providing consulting services.

These financial statements have been prepared on a going concern basis, which implies the Company will continue to realize its assets and discharge its liabilities in the normal course of business. The Company has never generated revenues since inception of the development stage and is unlikely generate earnings in the immediate or foreseeable future. The continuation of the Company as a going concern is dependent upon the continued financial support from its shareholders, the ability of the Company to obtain necessary equity financing to continue operations, and the attainment of profitable operations. As at December 31, 2012, the Company has a working capital deficiency of $208,608 and has accumulated losses of $2,488,826 since inception. These factors raise substantial doubt regarding the Company’s ability to continue as a going concern. These financial statements do not include any adjustments to the recoverability and classification of recorded asset amounts and classification of liabilities that might be necessary should the Company be unable to continue as a going concern.